Note 2 - Summary of Significant Accounting Policies: Impact of New Accounting Standards (Policies)	12 Months Ended
Aug. 31, 2013
Policies
Impact of New Accounting Standards

IMPACT OF NEW ACCOUNTING STANDARDS

The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company's results of operations, financial position, or cash flow.